Expense Example - FidelityInternationalValueFund-RetailPRO - FidelityInternationalValueFund-RetailPRO - Fidelity International Value Fund - Fidelity International Value Fund	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 103
3 years	322
5 years	558
10 years	$ 1,236